Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current tax expense:
Bermuda	$ 0	$ 0	$ 0
Foreign	328	184	118
Deferred tax expense:
Bermuda	0	0	0
Foreign	24	14	(3)
Deferred taxes acquired during the year	0	0	0
Tax related to internal sale of assets in subsidiary, amortized for group purposes	(163)	(39)	5
Total provision	189	159	120
Effective tax rate (in hundredths)	11.30%	12.10%	8.10%
Statutory income tax rate (in hundredths)	0.00%
Income tax reconciliation [Abstract]
Income taxes at statutory rate	0	0	0
Effect of transfers to new tax jurisdictions	(163)	(39)	5
Effect of change in taxable currency	0	0	0
Effect of taxable income in various countries	352	198	115
Total provision	189	159	120
Deferred Tax Assets:
Pension	11	15
Tax loss carry forward	0	10
Unfavorable contracts	0	2
Provisions	15	0
Property, plant and equipment	9	0
Other	8	5
Gross deferred tax asset	43	32
Deferred Tax Liability:
Property, plant and equipment	0	62
Long term maintenance	0	48
Gain from sale of fixed assets	31	64
Other	13	24
Gross deferred tax liability	44	198
Net deferred tax	1	166
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	10	2
Long-term deferred tax asset	33	30
Short-term deferred tax liability	10	17
Long-term deferred tax liability	34	181
Net deferred tax	1	166
Uncertain tax positions [Abstract]
Total remaining claim following the tax reassessment	263
Tax expense recorded relating to uncertain tax positions	9
Deferred charges relating to uncertain tax positions	39
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance beginning of period	0	0	0
Additions for prior years tax positions	48	0	0
Balance end of period	48	0	0
Provision for tax expense relating to conversion of functional currency for several Norwegian subsidiaries	15
Threshold of liquidity exposure in excess of which amount is covered by a liquidity facility in relation to possible tax claims	$ 63
Australia [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2008
Nigeria [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2007
Norway [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2007
Thailand [Member]
Income Tax Examination [Line Items]
Earliest Open Year	2003